ACQUISITION OF A SUBSIDIARY (Details Textual) - USD ($)				12 Months Ended
	Sep. 01, 2021	Dec. 01, 2020	Feb. 14, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Property, plant and equipment recognised as of acquisition date				$ 243,596,000,000		$ 243,883,000
Cash and cash equivalents recognised as of acquisition date				15,774,000,000		15,774,000
Consideration transferred, acquisition-date fair value						44,087,000
Identifiable assets acquired (liabilities assumed)						135,105,000
Cash flows used in obtaining control over subsdiaries				0	$ 0	$ 28,313,000
Settlement of non controlling interests	$ 52,339,000,000
Gain recognized on the bargain purchase transaction	$ 5,705,000,000
IVS Bulk Pte Ltd [Member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture		66.75%
Consideration transferred, acquisition-date fair value				44,100,000
Proportion of ownership interest in subsdiary		68.86%
Identifiable assets acquired (liabilities assumed)				134,818,000,000
Book value of the net assets acquired				$ 147,683,000,000
Proportion of ownership interest and voting rights in joint venture			33.25%
Cash flows used in obtaining control over subsdiaries		$ 4,000,000
Business acquisition step acquisition equity interests acquired	31.14%
Payment for the acquisition of non controlling interest in a subsidiary	$ 46,634,000,000
Non controlling interest payable for business combination	37,219,000,000
Interest expenses on consideration payable to non controlling interest	275,000,000
Business combination expenses incurred	53,000,000
IVS Bulk Pte Ltd [Member] | Preference shares [member]
Statement1 [Line Items]
Equity interests of acquirer transferred in business combination	$ 9,087,000,000
IVS Bulk Pte Ltd [Member] | Bottom of range [member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture			33.50%
IVS Bulk Pte Ltd [Member] | Top of range [member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture			66.75%